Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Share Capital [member]	Accumulated Other Comprehensive Income [member]	Contributed Surplus [member]	Retained Earnings [member]
Balance, beginning of year at Dec. 31, 2015		$ 152,084	$ 0	$ 21,398	$ 198,202
Currency translation adjustment - gain	$ 0		0
Share-based compensation expense				1,297
Net loss	(87,665)				(87,665)
Balance, end of year at Dec. 31, 2016	285,316	152,084	0	22,695	110,537
Currency translation adjustment - gain	2,793		2,793
Share-based compensation expense				634
Net loss	(78,736)				(78,736)
Balance, end of year at Dec. 31, 2017	$ 210,007	$ 152,084	$ 2,793	$ 23,329	$ 31,801